Earnings Per Share	12 Months Ended
Dec. 31, 2022
12. Earnings Per Share
Earnings Per Share
12.

EARNINGS PER SHARE
Basic earnings per share is determined by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period, adjusted for the exercise and/or conversion of all potentially dilutive securities. Such dilutive items include Company contributions to the senior management stock option plan, convertible debentures and shares issued under the DRIP.
The following table reconciles the computation of basic and diluted earnings per share:
For the Year ended December 31
millions of dollars (except per share amounts) 2022 2021
Numerator
Net income attributable to common shareholders $

945.1 $

510.5
Diluted numerator

945.1

510.5
Denominator
Weighted average shares of common stock outstanding

265.5

255.9
Weighted average deferred share units outstanding

(1)
-

1.3
Weighted average shares of common stock outstanding – basic

265.5

257.2
Stock-based compensation

0.4

0.4
Weighted average shares of common stock outstanding – diluted

265.9

257.6
Earnings per common share
Basic

$

3.56 $

1.98
Diluted $

3.55 $

1.98
(1) Effective February 10, 2022, deferred share units are no longer able to be settled in shares and are therefore no longer included
in the calculation of earnings per common share.